Cover Document	Aug. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	MFA FINANCIAL, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13991
Entity Tax Identification Number	13-3974868
Entity Address, Address Line One	12 East 49th Street11th Floor - Suite 825
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	207-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001055160
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	One Vanderbilt Ave., 48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MFA
Security Exchange Name	NYSE
7.50% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	7.50% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	MFA/PB
Security Exchange Name	NYSE
6.50% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	6.50% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	MFA/PC
Security Exchange Name	NYSE
8.875% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	8.875% Senior Notes due 2029
Trading Symbol	MFAN
Security Exchange Name	NYSE
9.00% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	9.00% Senior Notes due 2029
Trading Symbol	MFAO
Security Exchange Name	NYSE